BUSINESS COMBINATIONS - Narrative (Details) $ in Millions, $ in Millions				1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 02, 2021 CAD ($)	Mar. 31, 2021 CAD ($)	Jan. 26, 2021 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)	Feb. 28, 2022 CAD ($)	Jul. 05, 2021 CAD ($)	Apr. 01, 2021	Mar. 31, 2021 USD ($)	Dec. 22, 2020 CAD ($)	Dec. 22, 2020 USD ($)	Nov. 16, 2020 CAD ($)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Contingent consideration arising on business combinations		$ (11.2)		$ (3.7)	$ (3.7)	$ (3.7)	$ (11.2)
TRU Flight Training Iceland ehf
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Equity interest in joint venture (in percent)			33.30%			33.30%	33.30%
Business combinations
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Intangible assets		219.8					$ 219.8
Goodwill recognised as of acquisition date		169.0					169.0
Fair value of acquired receivables		14.6					14.6
Business combinations | Customer relationships
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Intangible assets		47.9					47.9
Business combinations | Other intangible assets
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Intangible assets		$ 2.9					2.9
L3Harris' Military Training business
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash transferred	$ (1,337.7)			(1,352.5)	(1,352.5)	$ (1,352.5)
Purchase price, hedged											$ 800.0
Losses through transfer of realized cash flow hedge related to business combinations	17.1
Income tax relating to cash flow hedge losses related to business combinations	$ 2.3
Purchase price adjustment				8.4	8.4	8.4
Intangible assets				1,342.8	1,342.8	1,342.8
Goodwill recognised as of acquisition date				1,025.6	1,025.6	1,025.6
Goodwill deductible for tax purposes				868.3	868.3	868.3
Fair value of acquired receivables				41.9	41.9	41.9
Revenue of acquiree since acquisition date					409.9
Operating income (loss) of acquiree since acquisition date					49.1
Revenue of combined entity as if combination occurred at beginning of period						549.0
Operating income (loss) of acquiree since acquisition date						65.3
L3Harris' Military Training business | Customer relationships
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Intangible assets				217.7	217.7	217.7
L3Harris' Military Training business | Other intangible assets
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Intangible assets				99.5	99.5	99.5
Sabre AirCentre airline operations portfolio
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash transferred				(502.7)	(502.7)	(502.7)		$ (498.9)
Intangible assets				423.2	423.2	423.2
Goodwill recognised as of acquisition date				257.8	257.8	257.8
Goodwill deductible for tax purposes				191.0	191.0	191.0
Revenue of acquiree since acquisition date				10.5
Operating income (loss) of acquiree since acquisition date				2.2
Revenue of combined entity as if combination occurred at beginning of period						151.5
Operating income (loss) of acquiree since acquisition date						18.9
Sabre AirCentre airline operations portfolio | Customer relationships
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Intangible assets				101.8	101.8	101.8
Sabre AirCentre airline operations portfolio | Other intangible assets
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Intangible assets				63.6	63.6	63.6
RB Group
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Equity interests acquired (in percent)										79.00%
Equity interest in joint venture (in percent)		21.00%
RB Group, GlobalJet and Medicor
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash transferred									$ (19.0)
Liabilities incurred									(1.2)
Contingent consideration arising on business combinations									$ (4.0)
Other business combination
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash transferred				$ (4.9)	$ (4.9)	(4.9)
Acquisition costs						38.4
Increase of intangible assets						19.2
Increase in current liabilities						(15.2)
Increase of deferred tax assets						(3.8)
Increase of current assets						$ (7.8)
Flight Simulation Company B.V
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash transferred														$ (105.2)
Merlot Aero Limited
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash transferred												$ (31.7)
Merlot Aero Limited | Top of range
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Contingent consideration arising on business combinations													$ (10.0)
TRU Simulation + Training Canada Inc.
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash transferred		$ (192.5)	$ (49.6)				(192.5)
Intangible assets		219.8					219.8
Liabilities incurred		$ (11.5)					$ (11.5)